COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2012
Future Minimum Payments Under Non-Cancelable Operating Leases

Future minimum payments as of December 31, 2012 under non-cancelable operating leases are as follows for the years ending December 31 (in thousands):

2013	$61,335
2014	58,750
2015	55,204
2016	50,014
2017	43,533
Thereafter	191,060

Total future minimum lease payments	$459,896